Consolidated Statements of Cash Flows Consolidated Statements of Cash Flows (Parenthetical) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Statement of Cash Flows [Abstract]
Premium on Real Estate Property Acquired in Business Acquisition	$ 1,799	$ 0